UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3614
Rochester Fund Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2011

Item 1. Reports to Stockholders.

June 30, 2011

Rochester Fund Municipals

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

"If you're looking for guidance about current market conditions and fixed-income strategies, it seems likely that portfolio managers with a long and focused track record in municipal bond investing would have sharper insights than any new media personality."

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Tobacco—Master Settlement Agreement	18.6%
Airlines	8.4
Sales Tax Revenue	7.9
Electric Utilities	6.6
Marine/Aviation Facilities	6.1
Highways/Commuter Facilities	6.0
Hospital/Healthcare	4.9
General Obligation	4.7
Not-for-profit Organizations	4.4
Higher Education	4.2
Portfolio holdings are subject to change. Percentages are as of June 30, 2011, and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

AAA	0.8%
AA	25.0
A	20.6
BBB	24.6
BB and lower	12.2
Unrated	16.8

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of June 30, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
2 | ROCHESTER FUND MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Rochester Fund Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 5/15/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
3 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2011	June 30, 2011	June 30, 2011

Actual
Class A	$1,000.00	$1,042.40	$4.67
Class B	1,000.00	1,038.30	9.49
Class C	1,000.00	1,038.70	9.09
Class Y	1,000.00	1,043.00	4.06

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.23	4.62
Class B	1,000.00	1,015.52	9.39
Class C	1,000.00	1,015.92	8.99
Class Y	1,000.00	1,020.83	4.02
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2011 are as follows:

Class	Expense Ratios

Class A	0.92%
Class B	1.87
Class C	1.79
Class Y	0.80
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
5 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS June 30, 2010 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—114.2%
New York—79.5%
$1,035,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.375%		12/01/2024	$1,015,097
1,700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625		12/01/2034	1,597,915
605,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900		07/01/2021	507,293
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)[2]	5.375		07/01/2026	1,514,920
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)[2]	5.625		07/01/2031	1,311,081
3,670,000	Albany, NY Capital Resource Corp. (College Saint Rose)[2]	5.875		07/01/2041	3,676,863
1,420,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.500		12/01/2028	1,426,617
80,000	Albany, NY IDA (Albany Municipal Golf Course Clubhouse)[1]	7.500		05/01/2012	80,907
725,000	Albany, NY IDA (Albany Rehabilitation)[1]	8.375		06/01/2023	716,394
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	2,625,969
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	1,076,639
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	690,858
7,005,000	Albany, NY IDA (Charitable Leadership)	5.750		07/01/2026	4,453,569
900,000	Albany, NY IDA (New Covenant Charter School)[3]	7.000		05/01/2025	225,045
1,080,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	999,918
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,429,173
895,000	Albany, NY Parking Authority[1]	5.625		07/15/2025	897,300
1,770,000	Albany, NY Parking Authority	7.052	[4]	11/01/2017	1,324,739
650,000	Amherst, NY IDA (Asbury Pointe)[1]	5.800		02/01/2015	630,773
45,000	Amherst, NY IDA (Asbury Pointe)[1]	6.000		02/01/2023	40,026
3,000,000	Amherst, NY IDA (Asbury Pointe)[1]	6.000		02/01/2029	2,469,360
5,380,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	5.200		01/01/2040	3,813,398
50,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)[1]	5.250		08/01/2031	45,954
875,000	Blauvelt, NY Volunteer Fire Company[1]	6.250		10/15/2017	849,503
2,735,000	Brookhaven, NY IDA (Enecon Corp.)[1]	6.300		11/01/2033	2,296,333
2,135,000	Brookhaven, NY IDA (Stony Brook Foundation)[1]	6.500		11/01/2020	2,148,557
95,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2025	83,090
3,030,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2036	2,380,641
1,000,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2030	841,350
1,250,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2036	997,075
3,000,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2030	2,556,390
4,450,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2036	3,602,854
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375		10/01/2041	1,759,362
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000		10/01/2031	933,997
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.750		11/01/2030	2,663,580
6 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$915,000	Canton, NY Human Services Initiatives[1]	5.700%		09/01/2024	$905,740
1,155,000	Canton, NY Human Services Initiatives[1]	5.750		09/01/2032	1,081,172
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000		05/01/2040	938,320
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000		05/01/2045	930,020
1,350,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450		09/15/2019	1,349,987
9,775,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000		01/01/2021	9,777,151
95,000	Chautauqua, NY Utility District[1]	5.000		06/01/2023	98,823
105,000	Chautauqua, NY Utility District[1]	5.000		06/01/2025	107,943
960,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850		07/01/2023	960,211
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000		07/01/2033	1,416,267
3,835,000	Chemung County, NY IDA (St. Joseph’s Hospital)	6.000		01/01/2013	3,642,483
4,000,000	Chemung County, NY IDA (St. Joseph’s Hospital)	6.350		01/01/2013	3,799,200
4,910,000	Chemung County, NY IDA (St. Joseph’s Hospital)	6.500		01/01/2019	4,663,518
300,000	Clifton Springs, NY Hospital & Clinic[1]	7.650		01/01/2012	300,099
2,050,000	Clifton Springs, NY Hospital & Clinic[1]	8.000		01/01/2020	2,050,697
35,000	Cohoes, NY GO	6.200		03/15/2012	35,141
25,000	Cohoes, NY GO	6.200		03/15/2013	25,096
25,000	Cohoes, NY GO1	6.250		03/15/2014	25,092
25,000	Cohoes, NY GO1	6.250		03/15/2015	25,086
25,000	Cohoes, NY GO1	6.250		03/15/2016	25,079
910,000	Columbia County, NY IDA (Berkshire Farms)[1]	7.500		12/30/2014	858,458
3,300,000	Corinth, NY IDA (International Paper Company)[1]	5.750		02/01/2022	3,328,314
5,370,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.250		07/01/2032	5,032,549
2,200,000	Dutchess County, NY IDA (Elant Fishkill)[1]	5.250		01/01/2037	1,570,800
800,000	Dutchess County, NY IDA (St. Francis Hospital)[1]	7.500		03/01/2029	785,544
3,250,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000		10/01/2030	3,166,475
650,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750		07/01/2040	654,537
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400	[4]	06/01/2027	485,560
3,105,000	East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)[1]	7.750		10/01/2032	2,911,745
1,355,000	East Rochester, NY Hsg. Authority (Gates Senior Hsg.)[1]	6.125		04/20/2043	1,373,184
2,280,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)[1]	6.750		03/01/2030	2,198,992
1,700,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500		08/01/2033	1,354,203
3,115,000	Elmira, NY Hsg. Authority (Eastgate Apartments)[1]	6.250		06/01/2044	2,392,694
7 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,665,000	Erie County, NY IDA (Air Cargo)[1]	8.500%		10/01/2015	$1,665,982
1,735,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2030	1,838,111
1,465,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2031	1,542,528
865,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2032	903,804
7,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	6,896,190
1,960,000	Erie County, NY IDA (DePaul Properties)[1]	5.750		09/01/2028	1,724,310
2,060,000	Erie County, NY IDA (DePaul Properties)[1]	6.500		09/01/2018	2,023,991
1,750,000	Erie County, NY IDA (Global Concepts Charter School)[1]	6.250		10/01/2037	1,545,600
11,310,000	Erie County, NY IDA (Medaille College)[1]	7.625		04/01/2035	11,698,046
9,900,000	Erie County, NY IDA (Orchard Park CCRC)	6.000		11/15/2026	7,846,938
6,860,000	Erie County, NY IDA (Orchard Park CCRC)	6.000		11/15/2036	4,964,719
1,415,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000		02/01/2028	1,339,623
25,290,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	18,593,967
72,595,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	51,522,123
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[4]	06/01/2047	2,618,880
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[4]	06/01/2050	2,352,767
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[4]	06/01/2055	1,634,063
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[4]	06/01/2060	4,997,120
1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600		03/01/2027	1,229,365
2,300,000	Essex County, NY IDA (International Paper Company)[1]	6.450		11/15/2023	2,308,418
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,572,045
975,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	1,019,733
320,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	334,682
1,235,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	1,263,035
410,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	419,307
1,100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300		06/01/2035	1,080,926
1,850,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500		08/15/2022	1,830,187
1,625,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500		10/01/2026	1,600,966
5,680,000	Franklin County, NY IDA (Adirondack Medical Center)[1]	5.500		12/01/2029	5,634,276
900,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	920,430
1,075,000	Green Island, NY Power Authority[1]	5.125		12/15/2024	1,081,160
2,210,000	Green Island, NY Power Authority[1]	6.000		12/15/2020	2,246,134
1,695,000	Green Island, NY Power Authority[1]	6.000		12/15/2025	1,713,052
105,000	Hempstead, NY IDA (Dentaco Corp.)[1]	7.250		11/01/2012	104,106

8 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,270,000	Hempstead, NY IDA (Dentaco Corp.)[1]	8.250%	11/01/2025	$1,235,151
7,930,000	Hempstead, NY IDA (Franklin Hospital Medical Center)[1]	6.375	11/01/2018	7,798,679
7,460,000	Hempstead, NY IDA (Franklin Hospital Medical Center)[1]	7.750	11/01/2021	7,642,770
25,260,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.500	11/01/2042	18,392,564
3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	6.500	11/01/2038	3,126,868
5,680,000	Hempstead, NY IDA (South Shore Y JCC)[1]	6.750	11/01/2024	5,009,306
840,000	Herkimer County, NY IDA (Folts Adult Home)[1]	5.500	03/20/2040	885,360
1,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	997,510
1,285,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.400	11/01/2020	1,301,859
2,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.500	11/01/2030	2,007,620
69,340,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	62,964,880
99,580,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	90,424,615
120,000	Huntington, NY Hsg. Authority (GJSR)[1]	5.875	05/01/2019	116,922
840,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000	05/01/2029	772,204
8,500,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000	05/01/2039	7,370,945
675,000	Islip, NY IDA (Leeway School)[1]	9.000	08/01/2021	676,053
15,265,000	Islip, NY IDA (Southside Hospital Civic Facilities)[1]	7.750	12/01/2022	15,269,122
9,695,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250	12/01/2031	8,352,921
1,125,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250	12/01/2031	969,266
60,000	L.I., NY Power Authority, Series A1	5.125	09/01/2029	60,030
7,000,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	7,493,500
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2040	4,628,490
850,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2028	771,316
1,100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2032	974,622
1,320,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	1,326,244
5,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	5,020,180
570,000	Middletown, NY IDA (Flanagan Design & Display)[3]	7.500	11/01/2018	494,846
1,165,000	Middletown, NY IDA (YMCA)[1]	7.000	11/01/2019	1,165,210
50,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.750	05/01/2023	47,208
165,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.875	05/01/2033	182,868
860,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.875	05/01/2033	790,684
3,760,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	5.875	02/01/2028	3,362,042
4,780,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	5.950	08/01/2028	4,413,565
2,460,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)[1]	6.500	12/01/2042	2,140,520
2,915,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.375	04/01/2029	2,678,594

9 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,750,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.250%		06/01/2026	$1,725,028
3,210,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.375		06/01/2024	3,211,733
2,175,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.375		07/01/2032	1,534,136
3,660,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.500		07/01/2027	2,828,485
670,000	Monroe County, NY IDA (Volunteers of America)[1]	5.700		08/01/2018	623,355
2,765,000	Monroe County, NY IDA (Volunteers of America)[1]	5.750		08/01/2028	2,383,983
850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625		06/01/2026	861,892
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2034	1,520,609
15,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750		08/15/2035	16,447,050
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[4]	06/01/2061	2,847,000
580,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	563,499
2,265,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	2,041,580
600,000	Mount Vernon, NY IDA (Kings Court)[1]	5.200		12/01/2033	600,210
2,065,000	Mount Vernon, NY IDA (Meadowview)[1]	6.150		06/01/2019	1,977,630
2,600,000	Mount Vernon, NY IDA (Meadowview)[1]	6.200		06/01/2029	2,295,202
802,824	Municipal Assistance Corp. for Troy, NY	5.733	[4]	07/15/2021	544,507
1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[4]	01/15/2022	800,749
690,000	Nassau County, NY IDA (ACDS)[1]	5.950		11/01/2022	620,455
365,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.500		06/01/2015	368,347
2,975,000	Nassau County, NY IDA (ALIA-ACLD)[1]	6.250		09/01/2022	2,745,687
145,000	Nassau County, NY IDA (ALIA-ACLD)[1]	7.125		06/01/2017	145,610
180,000	Nassau County, NY IDA (ALIA-ACLD)[1]	7.500		06/01/2015	181,651
3,705,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.000		11/01/2016	3,718,116
2,120,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.125		06/01/2017	2,128,925
915,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.500		06/01/2015	923,391
40,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.125		06/01/2012	40,330
1,125,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.500		06/01/2015	1,135,316
4,030,000	Nassau County, NY IDA (ALIA-FREE)[1]	8.150		06/01/2030	4,057,364
5,960,000	Nassau County, NY IDA (ALIA-FREE)[1]	8.250		06/01/2032	6,057,327
565,000	Nassau County, NY IDA (ALIA-HH)[1]	7.125		06/01/2017	567,379
435,000	Nassau County, NY IDA (ALIA-HHS)[1]	7.125		06/01/2017	436,831
90,000	Nassau County, NY IDA (ALIA-LVH)[1]	7.500		06/01/2015	90,825
7,765,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2043	7,331,558
270,000	Nassau County, NY IDA (CNGCS)[1]	7.500		06/01/2015	272,476
2,245,000	Nassau County, NY IDA (CNGCS)[1]	8.150		06/01/2030	2,260,244
4,800,000	Nassau County, NY IDA (CSMR)[1]	5.950		11/01/2022	4,316,208
600,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950		11/01/2022	539,526
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.500		11/01/2037	1,419,117

10 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250%		06/01/2027	$3,171,830
600,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950		11/01/2022	539,526
3,545,000	Nassau County, NY IDA (Little Village School)[1]	7.500		12/01/2031	3,549,219
1,000,000	Nassau County, NY IDA (New York Institute of Technology)[1]	4.750		03/01/2026	994,190
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)[1]	5.000		12/01/2035	3,174,324
2,020,000	Nassau County, NY IDA (North Shore CFGA)[1]	6.750		05/01/2024	1,923,323
1,200,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150		11/01/2022	1,097,304
1,280,000	Nassau County, NY IDA (United Cerebral Palsy)[1]	6.250		11/01/2014	1,263,667
645,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.500		11/01/2037	551,404
565,000	Nassau County, NY IDA, Series A-A1	6.000		07/02/2021	517,139
6,200,000	Nassau County, NY IDA, Series A-B1	6.000		07/01/2021	5,674,798
610,000	Nassau County, NY IDA, Series A-C1	6.000		07/01/2021	558,327
695,000	Nassau County, NY IDA, Series A-D1	6.000		07/01/2021	636,127
122,875,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	79,165,905
9,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250		06/01/2026	8,006,130
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[4]	06/01/2046	694,000
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[4]	06/01/2046	3,295,823
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	6.537	[4]	06/01/2060	6,468,468
40,000,000	Nassau County, NY Tobacco Settlement Corp.	7.351	[4]	06/01/2060	195,200
22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	16,811,184
13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250		07/01/2027	13,031,727
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,543,128
2,500,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	2,407,725
1,500,000	Niagara County, NY IDA (Niagara University)[1]	5.350		11/01/2023	1,511,610
5,400,000	Niagara County, NY IDA (Niagara University)[1]	5.400		11/01/2031	5,403,726
20,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.750		05/15/2022	19,352
1,480,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	1,361,230
6,295,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	5,669,529
125,000	Niagara Falls, NY Public Water Authority[1]	5.500		07/15/2034	125,333
355,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2028	324,438
1,875,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	1,816,538
2,835,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)[1]	7.375		12/15/2021	3,433,865

11 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$500,000	NY Carnegie Redevel. Corp.	7.000%		09/01/2021	$411,335
6,750,000	NY Counties Tobacco Trust I1	6.250		06/01/2028	6,444,833
6,235,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	5,875,053
19,230,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	18,147,928
29,800,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	23,991,682
53,880,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	41,352,361
245,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	211,803
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	5,018,860
131,335,000	NY Counties Tobacco Trust IV	5.920	[4]	06/01/2050	2,744,902
304,690,000	NY Counties Tobacco Trust IV	6.395	[4]	06/01/2055	3,144,401
608,700,000	NY Counties Tobacco Trust IV	6.816	[4]	06/01/2060	2,970,456
52,535,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	37,055,037
38,275,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	26,255,502
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250		06/01/2041	76,823,175
236,140,000	NY Counties Tobacco Trust V	6.070	[4]	06/01/2038	17,698,693
598,653,613	NY Counties Tobacco Trust V	6.210	[4]	06/01/2050	14,948,381
643,195,000	NY Counties Tobacco Trust V	6.850	[4]	06/01/2055	6,637,772
3,845,000,000	NY Counties Tobacco Trust V	7.846	[4]	06/01/2060	18,763,600
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[5]	5.125		01/15/2044	14,731,650
62,345,000	NY Liberty Devel. Corp. (Bank of America Tower)[5]	5.625		01/15/2046	63,849,817
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[3]	6.125		02/15/2019	22
2,800,000	NY MTA, Series 2008C1	6.500		11/15/2028	3,218,992
41,560,000	NY MTA, Series A5	5.000		11/15/2030	41,733,087
20,000	NY MTA, Series A1	5.000		11/15/2032	19,960
25,000	NY MTA, Series B1	5.000		01/01/2031	25,050
16,745,000	NY MTA, Series B-2[1]	5.000		11/15/2033	17,229,098
33,190,000	NY MTA, Series D1	5.250		11/15/2040	33,567,702
1,400,000	NY Newark-Wayne Community Hospital[1]	7.600		09/01/2015	1,399,734
29,720,000	NY Seneca Nation Indians Capital Improvements[1]	5.000		12/01/2023	24,727,040
6,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2025	6,293,400
25,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		01/01/2032	25,092
6,470,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2037	6,626,445
2,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2038	2,050,080
33,060,000	NY Triborough Bridge & Tunnel Authority, Series A5	5.000		01/01/2027	33,532,311
13,950,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	12,434,891
251,510,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	189,153,126
337,515,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	235,241,205
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)[1]	7.250		11/01/2042	4,951,850
15,000	NYC GO1	5.000		06/01/2020	16,545
25,000	NYC GO1	5.000		03/01/2025	26,292
10,920,000	NYC GO5	5.000		08/01/2030	11,205,340

12 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$12,455,000	NYC GO5	5.000%		12/01/2033	$12,608,409
12,765,000	NYC GO5	5.000		03/01/2035	12,906,672
5,400,000	NYC GO5	5.000		08/01/2035	5,466,290
8,405,000	NYC GO1	5.000		05/15/2036	8,582,766
60,000	NYC GO1	5.100		11/01/2019	61,583
20,000,000	NYC GO5	5.250		03/01/2021	22,832,200
5,000	NYC GO1	5.250		08/01/2021	5,016
3,110,000	NYC GO1	5.250		06/01/2027	3,253,340
22,420,000	NYC GO1	5.250		06/01/2027	22,640,837
5,000	NYC GO1	5.375		12/01/2026	5,065
5,000	NYC GO1	5.375		03/01/2027	5,420
140,000	NYC GO1	5.375		06/01/2032	146,614
37,805,000	NYC GO1	5.375		06/01/2032	38,837,833
40,000	NYC GO1	5.500		08/01/2022	40,134
5,000	NYC GO1	5.500		12/01/2031	5,072
5,000	NYC GO1	5.950		08/01/2014	5,023
40,000	NYC GO	6.154	[4]	10/01/2012	39,548
2,000,000	NYC GO1	6.250		12/15/2031	2,262,220
15,000	NYC GO1	7.250		08/15/2024	15,073
5,000	NYC GO1	7.750		08/15/2028	5,034
1,475,000	NYC GO ROLs[6]	18.303	[7]	05/15/2031	1,698,197
5,395,000	NYC GO ROLs[6]	18.314	[7]	05/15/2036	5,851,417
875,000	NYC GO ROLs[6]	18.318	[7]	05/15/2033	965,265
35,091	NYC HDC (Beekman)[1]	6.500		10/15/2017	35,180
238,159	NYC HDC (Bridgeview III)	6.500		12/15/2017	239,290
707,849	NYC HDC (Cadman Towers)	6.500		11/15/2018	711,211
45,473	NYC HDC (Essex Terrace)	6.500		07/15/2018	45,632
98,734	NYC HDC (Keith Plaza)	6.500		02/15/2018	98,994
1,800,000	NYC HDC (Multifamily Hsg.)[1]	4.700		11/01/2040	1,630,620
780,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2030	741,889
3,500,000	NYC HDC (Multifamily Hsg.)[5]	5.000		11/01/2037	3,397,666
60,000	NYC HDC (Multifamily Hsg.)[1]	5.050		11/01/2023	60,311
4,685,000	NYC HDC (Multifamily Hsg.)[5]	5.050		11/01/2039	4,497,472
2,435,000	NYC HDC (Multifamily Hsg.)[5]	5.100		11/01/2027	2,446,154
3,000,000	NYC HDC (Multifamily Hsg.)[5]	5.125		11/01/2032	2,988,990
5,100,000	NYC HDC (Multifamily Hsg.)[1]	5.150		11/01/2037	5,048,847
1,675,000	NYC HDC (Multifamily Hsg.)[1]	5.200		11/01/2035	1,597,113
8,035,000	NYC HDC (Multifamily Hsg.)[5]	5.200		11/01/2040	7,927,184
14,110,000	NYC HDC (Multifamily Hsg.)[5]	5.250		11/01/2030	14,264,443
7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250		11/01/2045	7,069,546
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350		11/01/2037	5,169,761

13 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,215,000	NYC HDC (Multifamily Hsg.)[1]	5.350%	05/01/2041	$1,132,878
15,000	NYC HDC (Multifamily Hsg.)[1]	5.400	11/01/2033	15,009
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450	11/01/2040	3,764,544
2,670,000	NYC HDC (Multifamily Hsg.)[1]	5.450	11/01/2046	2,478,828
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	4,853,426
3,090,000	NYC HDC (Multifamily Hsg.)[5]	5.500	11/01/2034	3,174,072
2,840,000	NYC HDC (Multifamily Hsg.)[5]	5.550	11/01/2039	2,941,899
10,910,000	NYC HDC (Multifamily Hsg.)[5]	5.700	11/01/2046	11,188,351
65,588	NYC HDC (Multifamily Hsg.)[1]	6.500	02/15/2018	65,747
10,470,000	NYC HDC (Multifamily Hsg.), Series A5	5.600	11/01/2042	10,510,624
31,100,000	NYC HDC (Multifamily Hsg.), Series B5	5.350	05/01/2049	30,897,352
11,250,000	NYC HDC (Multifamily Hsg.), Series C5	5.050	11/01/2036	10,756,455
8,365,000	NYC HDC (Multifamily Hsg.), Series C5	5.125	05/01/2040	8,161,274
385,000	NYC HDC (Multifamily Hsg.), Series C1	5.700	05/01/2031	385,135
1,000,000	NYC HDC (Multifamily Hsg.), Series E1	5.200	11/01/2033	1,000,140
2,155,000	NYC HDC (Multifamily Hsg.), Series F1	5.200	11/01/2032	2,155,108
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[5]	4.875	11/01/2039	12,601,784
1,345,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.200	11/01/2038	1,337,132
3,400,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.250	05/01/2046	3,334,720
15,510,000	NYC HDC (Multifamily Hsg.), Series I-2[5]	5.200	11/01/2038	14,829,566
816,882	NYC HDC (Ruppert)[1]	6.500	11/15/2018	860,340
203,205	NYC HDC (St. Martin Tower)	6.500	11/15/2018	204,170
2,750,000	NYC HDC, Series C5	5.000	11/01/2026	2,760,488
870,000	NYC IDA (A Very Special Place)[1]	5.750	01/01/2029	708,389
43,020,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028	37,551,298
19,915,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000	07/01/2027	18,625,703
160,000	NYC IDA (Allied Metal)[1]	6.375	12/01/2014	155,158
940,000	NYC IDA (Allied Metal)[1]	7.125	12/01/2027	874,435
2,685,000	NYC IDA (Amboy Properties)[1]	6.750	06/01/2020	2,362,827
2,905,000	NYC IDA (American Airlines)	5.400	07/01/2019	2,372,136
32,580,000	NYC IDA (American Airlines)	5.400	07/01/2020	26,102,444
41,550,000	NYC IDA (American Airlines)	6.900	08/01/2024	35,798,649
540,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	552,701
18,200,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	18,774,938
59,350,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	60,752,441
39,860,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	41,321,268
338,060,000	NYC IDA (American Airlines)[1]	8.500	08/01/2028	345,649,398
3,530,000	NYC IDA (American National Red Cross)[1]	5.000	02/01/2036	3,103,647
3,775,000	NYC IDA (Atlantic Paste & Glue Company)[1]	6.625	11/01/2019	3,673,528
935,000	NYC IDA (Atlantic Veal & Lamb)[1]	8.375	12/01/2016	935,514
105,000	NYC IDA (Baco Enterprises)[1]	7.500	11/01/2011	104,979

14 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,685,000	NYC IDA (Baco Enterprises)[1]	8.500%	11/01/2021	$1,671,402
1,230,000	NYC IDA (Bark Frameworks)[1]	6.750	11/01/2019	1,147,824
5,500,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	02/15/2022	4,735,225
1,035,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	11/15/2027	897,345
4,220,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	11/15/2034	3,600,040
34,450,000	NYC IDA (British Airways)[1]	7.625	12/01/2032	34,804,491
97,120,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	76,413,045
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	115,688,150
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	20,524,896
16,205,000	NYC IDA (Calhoun School)[1]	6.625	12/01/2034	15,297,196
4,145,000	NYC IDA (Calhoun School)[1]	6.625	12/01/2034	3,912,797
2,895,000	NYC IDA (Center for Elimination of Family Violence)[1]	7.375	11/01/2036	2,795,094
15,300,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	12,663,810
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	2,814,180
29,135,000	NYC IDA (Chapin School)[1]	5.000	11/01/2038	24,079,786
1,490,000	NYC IDA (Comprehensive Care Management)[1]	6.000	05/01/2026	1,375,181
3,145,000	NYC IDA (Comprehensive Care Management)[1]	6.125	11/01/2035	2,794,899
1,490,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	1,403,982
3,760,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	3,542,296
1,220,000	NYC IDA (Comprehensive Care Management)[1]	7.875	12/01/2016	1,220,232
225,000	NYC IDA (Comprehensive Care Management)[1]	8.000	12/01/2011	225,153
1,310,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	1,126,521
1,180,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	1,014,729
5,685,000	NYC IDA (Cool Wind Ventilation)[1]	6.075	11/01/2027	4,307,127
475,000	NYC IDA (Eger Harbor House)[1]	5.875	05/20/2044	495,221
5,500,000	NYC IDA (Family Support Systems)[3]	7.500	11/01/2034	3,497,835
1,385,000	NYC IDA (Good Shepherd Services)[1]	5.875	06/01/2014	1,386,247
3,270,000	NYC IDA (Gourmet Boutique)[1]	5.750	05/01/2021	2,617,570
7,290,000	NYC IDA (Guttmacher Institute)[1]	5.750	12/01/2036	6,942,267
1,985,000	NYC IDA (Herbert G. Birch Childhood Project)[1]	8.375	02/01/2022	1,988,136
800,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	751,888
505,000	NYC IDA (Just Bagels Manufacturing)[1]	8.500	11/01/2016	515,156
890,000	NYC IDA (Just Bagels Manufacturing)[1]	8.750	05/01/2026	907,898
5,000,000	NYC IDA (Liberty-7 World Trade Center)	6.500	03/01/2035	5,020,050
12,000,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.750	03/01/2015	12,061,560
2,405,000	NYC IDA (Little Red Schoolhouse)[1]	6.750	11/01/2018	2,406,130
23,000,000	NYC IDA (Magen David Yeshivah)[1]	5.700	06/15/2027	14,949,770
3,745,000	NYC IDA (Manhattan Community Access Corp.)[1]	6.000	12/01/2036	3,038,094
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	1,544,728
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	7,479,093

15 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$680,000	NYC IDA (Marymount School of New York)[1]	5.125%	09/01/2021	$694,899
4,010,000	NYC IDA (Marymount School of New York)[1]	5.250	09/01/2031	4,018,662
17,075,000	NYC IDA (MediSys Health Network)[1]	6.250	03/15/2024	14,306,460
4,790,000	NYC IDA (Mesorah Publications)[1]	6.950	02/01/2021	4,894,614
8,405,000	NYC IDA (Metro Biofuels)[1]	6.000	11/01/2028	6,768,294
2,540,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	2,526,081
1,855,000	NYC IDA (Morrisons Pastry)[1]	6.500	11/01/2019	1,746,000
25,000	NYC IDA (NYU)[1]	5.000	07/01/2041	24,751
40,000,000	NYC IDA (NYU)[5]	5.250	07/01/2048	41,059,932
2,935,000	NYC IDA (Petrocelli Electric)[1]	8.000	11/01/2017	2,862,828
805,000	NYC IDA (Petrocelli Electric)[1]	8.000	11/01/2018	769,749
10,065,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2027	10,069,630
2,145,000	NYC IDA (Precision Gear)[1]	6.375	11/01/2024	2,081,937
1,830,000	NYC IDA (Precision Gear)[1]	6.375	11/01/2024	1,776,198
865,000	NYC IDA (Precision Gear)[1]	7.625	11/01/2024	871,842
1,750,000	NYC IDA (PSCH)[1]	6.375	07/01/2033	1,506,470
6,800,000	NYC IDA (Reece School)[1]	7.500	12/01/2037	5,996,240
1,340,000	NYC IDA (Riverdale Terrace Hsg. Devel. Fund)[1]	6.250	11/01/2014	1,288,088
8,595,000	NYC IDA (Riverdale Terrace Hsg. Devel. Fund)[1]	6.750	11/01/2028	7,931,466
1,000,000	NYC IDA (Roundabout Theatre)[1]	5.000	10/01/2023	768,630
3,785,000	NYC IDA (Sahadi Fine Foods)[1]	6.750	11/01/2019	3,563,161
200,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	200,834
875,000	NYC IDA (SFTU/YAI/CRV Obligated Group)[1]	5.000	07/01/2026	688,686
4,380,000	NYC IDA (Showman Fabricators)[1]	7.500	11/01/2028	3,350,656
3,005,000	NYC IDA (South Bronx Overall Economic Devel.)[1]	8.625	12/01/2025	2,836,930
1,625,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	4.750	07/01/2020	1,384,695
995,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.250	07/01/2022	845,750
2,200,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	6.650	07/01/2023	2,155,076
3,735,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	7.875	08/01/2025	3,660,151
5,760,000	NYC IDA (Stallion)[1]	5.500	11/01/2036	3,800,102
955,000	NYC IDA (Stallion)[1]	6.000	11/01/2027	736,974
10,000	NYC IDA (Staten Island University Hospital)[1]	6.375	07/01/2031	10,003
1,375,000	NYC IDA (Staten Island University Hospital)[1]	6.450	07/01/2032	1,376,293
350,000	NYC IDA (Streamline Plastics)[1]	7.750	12/01/2015	346,612
1,275,000	NYC IDA (Streamline Plastics)[1]	8.125	12/01/2025	1,221,807
6,808,500	NYC IDA (Studio School)[3]	7.000	11/01/2038	5,960,706
605,000	NYC IDA (Surprise Plastics)[3]	7.500	11/01/2013	550,780
2,480,000	NYC IDA (Surprise Plastics)[3]	8.500	11/01/2023	1,866,398
1,500,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021	1,573,605
380,000	NYC IDA (The Bank Street College)[1]	5.250	12/01/2021	383,158
1,000,000	NYC IDA (The Bank Street College)[1]	5.250	12/01/2030	953,150

16 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$8,800,000	NYC IDA (The Child School)[1]	7.550%		06/01/2033	$8,675,128
75,000	NYC IDA (Therapy & Learning Center)[1]	7.500		10/01/2011	75,212
3,735,000	NYC IDA (Therapy & Learning Center)[1]	8.250		10/01/2031	3,770,968
8,845,000	NYC IDA (Tides Two Rivers Foundation)[1]	5.650		12/01/2039	6,684,520
32,040,000	NYC IDA (Unicef)[1]	5.300		11/01/2038	28,311,185
3,640,000	NYC IDA (Urban Resource Institute)[1]	7.375		11/01/2033	3,323,684
1,150,000	NYC IDA (Utleys)[1]	7.375		11/01/2023	1,095,743
3,800,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2021	3,500,256
1,330,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2028	1,132,362
3,235,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2028	2,754,279
900,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2031	750,294
1,800,000	NYC IDA (Vaughn College Aeronautics)[1]	5.250		12/01/2036	1,494,702
11,200,000	NYC IDA (Visy Paper)[1]	7.800		01/01/2016	11,206,944
70,500,000	NYC IDA (Visy Paper)[1]	7.950		01/01/2028	69,919,080
1,930,000	NYC IDA (Vocational Instruction)	7.750	[8]	02/01/2033	1,088,655
1,555,000	NYC IDA (W & W Jewelers)[1]	8.250		02/01/2021	1,555,964
5,930,000	NYC IDA (Weizmann Institute)[1]	5.900		11/01/2034	5,332,256
2,900,000	NYC IDA (Weizmann Institute)[1]	5.900		11/01/2034	2,607,680
2,795,000	NYC IDA (Westchester Square Medical Center)	8.000		12/31/2011	1,953,985
6,160,000	NYC IDA (Westchester Square Medical Center)	8.375		11/01/2015	4,306,456
1,360,000	NYC IDA (World Casing Corp.)[1]	6.700		11/01/2019	1,264,922
41,110,000	NYC IDA (Yankee Stadium)[1]	5.000		03/01/2046	36,692,731
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000		03/01/2049	18,254,940
24,270,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725		11/01/2037	18,937,881
50,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029	50,167
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2032	10,458,900
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2038	10,076,700
6,500,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2038	6,639,100
19,740,000	NYC Municipal Water Finance Authority[5]	5.000		06/15/2039	19,931,281
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2043	10,240,200
30,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2032	30,103
30,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2033	30,206
25,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2033	25,171
31,750,000	NYC Municipal Water Finance Authority[1]	5.500		06/15/2043	34,211,260
2,650,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2040	2,913,172
3,090,000	NYC Transitional Finance Authority[1]	5.000		11/01/2039	3,195,802
145,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.125		07/01/2030	144,211
4,000,000	NYS DA (Buena Vida Nursing Home)[1]	5.250		07/01/2028	4,064,760
2,250,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000		07/01/2027	2,255,580

17 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,075,000	NYS DA (D’Youville College)[1]	5.250%	07/01/2025	$1,077,419
15,000	NYS DA (Dept. of Mental Hygiene)[1]	5.250	08/15/2031	15,008
20,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025	20,018
5,825,000	NYS DA (Interagency Council)[1]	7.000	07/01/2035	5,584,661
3,255,000	NYS DA (L.I. University)[1]	5.125	09/01/2023	3,255,651
1,335,000	NYS DA (L.I. University)[1]	5.250	09/01/2028	1,317,071
3,260,000	NYS DA (Manhattan College)[1]	5.300	07/01/2037	3,013,772
18,230,000	NYS DA (Memorial Sloan-Kettering)[5]	5.000	07/01/2035	18,370,059
4,125,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.375	07/01/2029	4,133,498
1,000,000	NYS DA (New School University)[1]	5.750	07/01/2050	1,030,800
2,265,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2033	2,187,650
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	20,643,386
40,320,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2036	37,910,880
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	2,018,720
2,925,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	2,333,039
6,035,000	NYS DA (Providence Rest)[1]	5.000	07/01/2035	3,900,119
2,700,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030	1,903,338
3,100,000	NYS DA (Providence Rest)[1]	5.250	07/01/2025	2,385,295
6,260,000	NYS DA (Rochester General Hospital)[1]	5.000	12/01/2025	5,928,220
17,660,000	NYS DA (Rochester General Hospital)[1]	5.000	12/01/2035	15,309,101
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	2,051,333
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	3,065,634
1,525,000	NYS DA (School District Bond Financing Program), Series C1	7.500	04/01/2039	1,759,896
50,000	NYS DA (School Districts Financing Program), Series B1	6.000	10/01/2022	52,606
25,000	NYS DA (School Districts Financing Program), Series B1	6.000	10/01/2029	26,095
1,075,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.100	07/01/2034	1,056,424
5,770,000	NYS DA (Smithtown Special Library District)[1]	6.000	07/01/2028	6,279,549
1,055,000	NYS DA (St. Catherine of Siena Medical Center)[1]	6.000	07/01/2030	1,055,749
3,500,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2035	3,507,455
50,000,000	NYS DA (St. Mary’s Hospital for Children)[1]	7.875	11/15/2041	47,426,500
1,505,000	NYS DA (St. Thomas Aquinas College)[1]	5.250	07/01/2028	1,460,542
15,915,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2034	16,693,880
3,000,000	NYS DA (State University of New York)[2]	5.000	07/01/2035	3,077,190
3,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2040	3,051,120
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	5,671,357
11,695,000	NYS DA (Vassar College)[5]	5.000	07/01/2046	11,782,294

18 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$10,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000%		06/15/2028	$10,289,500
2,365,000	NYS EFC (NYS Water Services)[1]	6.000		01/15/2031	2,388,957
65,000	NYS EFC (United Waterworks)[1]	5.150		03/01/2034	59,665
25,000	NYS ERDA (Brooklyn Union Gas Company)[1]	4.700		02/01/2024	25,287
15,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	15,052
7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	11.976	[7]	04/01/2020	7,069,860
16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	12.579	[7]	07/01/2026	16,348,900
350,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	350,168
100,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	100,025
75,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	75,008
510,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028	494,802
70,000	NYS ERDA (Rochester Gas & Electric)[1]	5.375		05/15/2032	68,172
2,000,000	NYS HFA (Affordable Hsg.)[1]	5.000		11/01/2042	1,962,600
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,317,747
10,220,000	NYS HFA (Affordable Hsg.)[5]	5.450		11/01/2045	10,156,267
150,000	NYS HFA (Affordable Hsg.)[1]	6.750		11/01/2038	161,555
1,985,000	NYS HFA (Children’s Rescue)[1]	7.625		05/01/2018	1,986,588
955,000	NYS HFA (Friendship)[1]	5.100		08/15/2041	918,032
1,330,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	1,291,763
1,645,000	NYS HFA (Kensico Terrace Apartments)[1]	4.900		02/15/2038	1,538,256
3,800,000	NYS HFA (Multifamily Hsg.)[1]	4.850		02/15/2038	3,577,928
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375		02/15/2035	2,081,186
2,075,000	NYS HFA (Multifamily Hsg.)[1]	5.500		08/15/2030	2,075,374
1,050,000	NYS HFA (Multifamily Hsg.)[1]	5.650		08/15/2030	1,050,420
3,200,000	NYS HFA (Multifamily Hsg.)[1]	5.650		08/15/2030	3,201,280
1,000,000	NYS HFA (Multifamily Hsg.)[1]	5.650		08/15/2031	1,000,430
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650		02/15/2034	1,710,376
2,120,000	NYS HFA (Multifamily Hsg.)[1]	5.700		08/15/2033	2,120,975
650,000	NYS HFA (Multifamily Hsg.)[1]	6.250		02/15/2031	651,554
1,255,000	NYS HFA (Multifamily Hsg.)[1]	6.400		11/15/2027	1,256,205
3,825,000	NYS HFA (Multifamily Hsg.)[1]	6.750		11/15/2036	3,960,023
365,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2011	366,869
395,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2012	396,904
425,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2013	426,913
510,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2014	512,234
540,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2015	542,279
580,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2016	582,308
640,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2017	642,374
685,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2018	687,411
65,000	NYS LGSC (SCSB)	7.250		12/15/2011	65,396
715,000	NYS LGSC (SCSB)	7.375		12/15/2016	717,388

19 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$980,000	NYS LGSC (SCSB)	7.750%		12/15/2021	$1,000,541
185,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400		11/01/2016	185,916
110,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375		11/01/2016	110,802
10,000	NYS Medcare (M.G. Nursing Home)	6.200		02/15/2015	10,040
400,000	NYS Power Authority[1]	5.250		11/15/2040	400,176
5,540,000	NYS Thruway Authority[1]	5.000		04/01/2031	5,816,612
20,000	NYS UDC (Subordinated Lien)[1]	5.500		07/01/2016	20,079
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	5.000		09/15/2035	643,989
450,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.300		03/15/2019	411,611
840,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.350		03/15/2029	674,999
4,355,000	Onondaga County, NY IDA (Air Cargo)[1]	6.125		01/01/2032	3,869,984
2,000,000	Onondaga County, NY IDA (Air Cargo)[1]	7.250		01/01/2032	1,838,780
965,000	Onondaga County, NY IDA (Community General Hospital)[1]	5.500		11/01/2018	910,912
4,765,000	Onondaga County, NY IDA (Community General Hospital)[1]	6.625		01/01/2018	4,534,708
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2030	1,196,577
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2037	1,068,114
500,000	Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch Companies)[1]	6.250		12/01/2034	500,400
42,834,598	Onondaga County, NY Res Rec[1]	0.000	[9]	05/01/2022	32,941,091
30,165,000	Onondaga County, NY Res Rec[1]	5.000		05/01/2015	28,161,742
2,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.375		07/01/2040	1,886,700
2,500,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2021	2,312,675
2,325,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	2,005,452
2,090,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	1,802,750
2,045,000	Orange County, NY IDA (Glen Arden)[1]	5.625		01/01/2018	1,804,304
5,590,000	Orange County, NY IDA (Glen Arden)[1]	5.700		01/01/2028	4,226,879
70,000	Orange County, NY IDA (Orange Mental Retardation Properties)	7.800		07/01/2011	70,014
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2021	1,728,600
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	6,133,074
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	2,165,469
11,665,000	Peekskill, NY IDA (Drum Hill)[1]	6.375		10/01/2028	10,012,769
42,570,000	Port Authority NY/NJ (Continental Airlines)	9.125		12/01/2015	43,051,892
16,435,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	16,310,751
31,785,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	31,050,449

20 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$18,625,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900%	12/01/2017	$18,640,645
2,110,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2011	2,106,497
50,330,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	46,611,116
35,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2026	35,007
240,000	Port Authority NY/NJ, 126th Series[1]	5.125	11/15/2030	241,961
50,000	Port Authority NY/NJ, 127th Series[1]	5.200	12/15/2027	50,678
33,025,000	Port Authority NY/NJ, 136th Series[5]	5.125	05/01/2034	33,106,621
19,175,000	Port Authority NY/NJ, 136th Series[5]	5.375	11/01/2028	19,646,636
22,855,000	Port Authority NY/NJ, 136th Series[5]	5.500	11/01/2029	23,463,533
26,000,000	Port Authority NY/NJ, 138th Series[5]	4.750	12/01/2034	24,780,340
27,255,000	Port Authority NY/NJ, 141st Series[5]	4.500	09/01/2029	26,030,032
47,910,000	Port Authority NY/NJ, 143rd Series[5]	5.000	10/01/2030	48,278,907
17,500,000	Port Authority NY/NJ, 144th Series[1]	5.000	10/01/2035	17,842,650
12,840,000	Port Authority NY/NJ, 146th Series[5]	4.500	12/01/2034	11,812,512
10,000	Port Authority NY/NJ, 146th Series[1]	4.500	12/01/2034	9,191
26,100,000	Port Authority NY/NJ, 146th Series[5]	4.750	12/01/2027	25,996,801
10,000	Port Authority NY/NJ, 146th Series[1]	4.750	12/01/2027	9,960
13,005,000	Port Authority NY/NJ, 147th Series[5]	4.750	10/15/2028	12,815,761
17,790,000	Port Authority NY/NJ, 147th Series[5]	5.000	10/15/2027	17,971,017
20,000,000	Port Authority NY/NJ, 147th Series[5]	5.000	10/15/2032	19,753,820
82,000,000	Port Authority NY/NJ, 151st Series[5]	5.750	03/15/2035	84,942,877
15,000,000	Port Authority NY/NJ, 151st Series[5]	6.000	09/15/2028	16,025,100
101,940,000	Port Authority NY/NJ, 152nd Series[5]	5.250	11/01/2035	103,364,102
13,715,000	Port Authority NY/NJ, 152nd Series[5]	5.250	05/01/2038	13,788,211
22,500,000	Port Authority NY/NJ, 152nd Series[5]	5.750	11/01/2030	23,922,900
15,300,000	Port Authority NY/NJ, 161st Series[5]	5.000	10/15/2031	15,979,626
20,250,000	Port Authority NY/NJ, 163rd Series[5]	5.000	07/15/2039	20,835,630
21,515,000	Port Authority NY/NJ, 166th Series[5]	5.000	01/15/2041	22,131,369
15,000,000	Port Authority NY/NJ, 166th Series[5]	5.250	07/15/2036	15,834,750
50,660,000	Port Authority NY/NJ, 37th Series[5]	5.250	07/15/2034	51,250,696
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000	08/01/2032	2,755,992
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2036	1,437,810
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625	06/01/2035	5,343,287
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	6,080,973
4,820,000	Rensselaer, NY City School District COP[1]	5.000	06/01/2036	4,294,524
1,290,000	Riverhead, NY IDA (Michael Reilly Design)[1]	8.875	08/01/2021	1,301,159
6,790,000	Rochester, NY Museum & Science Center[1]	6.125	12/01/2015	6,602,257
1,195,000	Rockland County, NY IDA (Crystal Run Village/ Rockland County Assoc. for the Learning Disabled Obligated Group)[1]	4.900	07/01/2021	1,002,008

21 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625%		08/15/2035	$7,714,683
10,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	8,406,006
30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[4]	08/15/2045	1,009,500
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.668	[4]	08/15/2060	2,323,080
20,000	Sanford Town, NY GO1	5.250		04/15/2015	21,849
20,000	Sanford Town, NY GO1	5.250		04/15/2016	22,050
25,000	Sanford Town, NY GO1	5.250		04/15/2017	27,202
25,000	Sanford Town, NY GO1	5.250		04/15/2018	26,821
25,000	Sanford Town, NY GO1	5.250		04/15/2019	26,416
25,000	Sanford Town, NY GO1	5.250		04/15/2020	26,187
30,000	Sanford Town, NY GO1	5.250		04/15/2021	31,215
30,000	Sanford Town, NY GO1	5.250		04/15/2022	31,040
30,000	Sanford Town, NY GO1	5.250		04/15/2023	30,868
30,000	Sanford Town, NY GO1	5.250		04/15/2024	30,715
35,000	Sanford Town, NY GO1	5.250		04/15/2025	35,589
35,000	Sanford Town, NY GO1	5.250		04/15/2026	35,515
40,000	Sanford Town, NY GO1	5.250		04/15/2027	40,418
40,000	Sanford Town, NY GO1	5.250		04/15/2028	40,198
40,000	Sanford Town, NY GO1	5.250		04/15/2029	40,098
45,000	Sanford Town, NY GO1	5.250		04/15/2030	44,943
45,000	Sanford Town, NY GO1	5.250		04/15/2031	44,722
50,000	Sanford Town, NY GO1	5.250		04/15/2032	49,683
50,000	Sanford Town, NY GO1	5.250		04/15/2033	49,421
55,000	Sanford Town, NY GO1	5.250		04/15/2034	53,921
60,000	Sanford Town, NY GO1	5.250		04/15/2035	58,172
60,000	Sanford Town, NY GO1	5.250		04/15/2036	57,586
2,650,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000		10/01/2027	2,577,947
22,885,000	SONYMA, Series 106[5]	5.250		04/01/2034	22,436,062
30,225,000	SONYMA, Series 109[5]	4.950		10/01/2034	29,366,852
9,510,000	SONYMA, Series 133[5]	5.050		10/01/2026	9,514,763
23,000,000	SONYMA, Series 137[5]	4.700		10/01/2031	21,788,754
21,155,000	SONYMA, Series 140[5]	4.750		10/01/2037	19,123,414
11,335,000	SONYMA, Series 143[5]	4.900		10/01/2037	10,756,037
5,045,000	SONYMA, Series 145[5]	5.125		10/01/2037	4,969,276
1,955,000	SONYMA, Series 148[5]	5.150		10/01/2027	1,963,639
6,370,000	SONYMA, Series 148[5]	5.200		10/01/2032	6,376,184
25,000	SONYMA, Series 67[1]	5.700		10/01/2017	25,033

22 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$890,000	SONYMA, Series 69[1]	5.500%	10/01/2028	$890,169
26,645,000	SONYMA, Series 71[5]	5.400	04/01/2029	26,647,669
30,000	SONYMA, Series 71[1]	5.400	04/01/2029	30,003
25,000	SONYMA, Series 73[1]	5.250	10/01/2017	25,024
330,000	SONYMA, Series 73[1]	5.300	10/01/2028	330,013
23,875,000	SONYMA, Series 73-A5	5.300	10/01/2028	23,875,956
3,585,000	SONYMA, Series 77[1]	5.150	04/01/2029	3,585,000
9,535,000	SONYMA, Series 79[5]	5.300	04/01/2029	9,535,191
345,000	SONYMA, Series 82[1]	5.650	04/01/2030	345,104
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	7.250	12/01/2029	3,426,786
2,210,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)[1]	5.250	10/01/2020	2,240,874
5,440,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)[1]	6.250	10/01/2040	5,214,349
4,280,000	Suffolk County, NY Economic Devel. Corp., Series A1	7.375	12/01/2040	4,208,995
910,000	Suffolk County, NY IDA (ACLD)[1]	6.000	12/01/2019	849,430
335,000	Suffolk County, NY IDA (ALIA-ACDS)[1]	7.125	06/01/2017	336,410
1,960,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	5.950	10/01/2021	1,782,777
135,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	6.375	06/01/2014	133,973
460,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	6.500	03/01/2018	445,473
435,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	7.500	09/01/2015	440,973
150,000	Suffolk County, NY IDA (ALIA-ADD)[1]	6.950	12/01/2014	150,786
305,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.125	06/01/2017	306,284
175,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.500	09/01/2015	177,403
845,000	Suffolk County, NY IDA (ALIA-Adelante)[1]	6.500	11/01/2037	722,382
1,190,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	5.950	11/01/2022	1,070,060
2,600,000	Suffolk County, NY IDA (ALIA-DDI)[1]	5.950	10/01/2021	2,364,908
485,000	Suffolk County, NY IDA (ALIA-DDI)[1]	6.375	06/01/2014	481,309
100,000	Suffolk County, NY IDA (ALIA-DDI)[1]	7.500	09/01/2015	101,373
755,000	Suffolk County, NY IDA (ALIA-FREE)[1]	5.950	10/01/2021	686,733
300,000	Suffolk County, NY IDA (ALIA-FREE)[1]	6.375	06/01/2014	297,717
905,000	Suffolk County, NY IDA (ALIA-FREE)[1]	6.950	12/01/2014	909,742
2,230,000	Suffolk County, NY IDA (ALIA-FREE)[1]	7.125	06/01/2017	2,239,388
540,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	10/01/2021	491,173
700,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	629,447
370,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.000	10/01/2031	309,327
240,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.375	06/01/2014	238,174
310,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.950	12/01/2014	311,624
710,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.125	06/01/2017	712,989
1,945,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.250	12/01/2033	1,857,222
125,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.500	09/01/2015	126,716
23 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,890,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	5.950%	11/01/2022	$1,699,507
145,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	6.375	06/01/2014	143,897
365,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	6.950	12/01/2014	366,913
120,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	7.500	09/01/2015	121,648
240,000	Suffolk County, NY IDA (ALIA-MCH)[1]	6.375	06/01/2014	238,174
810,000	Suffolk County, NY IDA (ALIA-MCH)[1]	6.950	12/01/2014	814,244
865,000	Suffolk County, NY IDA (ALIA-MCH)[1]	7.125	06/01/2017	868,642
760,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	683,400
485,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	7.500	09/01/2015	491,659
200,000	Suffolk County, NY IDA (ALIA-Pederson-Krag Center)[1]	8.375	06/01/2016	205,208
360,000	Suffolk County, NY IDA (ALIA-SMCFS)[1]	7.500	09/01/2015	364,943
390,000	Suffolk County, NY IDA (ALIA-Suffolk Hostels)[1]	7.500	09/01/2015	395,355
1,810,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	5.950	10/01/2021	1,646,340
100,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.375	06/01/2014	99,239
540,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.950	12/01/2014	542,830
460,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.000	06/01/2016	461,596
275,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.500	09/01/2015	278,776
3,530,000	Suffolk County, NY IDA (ALIA-UVBH)[1]	6.500	11/01/2037	3,017,762
730,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	656,423
190,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	6.950	12/01/2014	190,996
540,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.125	06/01/2017	542,273
320,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.500	09/01/2015	324,394
575,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020	531,927
180,000	Suffolk County, NY IDA (DDI)[1]	6.000	12/01/2019	168,019
515,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	476,421
500,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	462,545
4,620,000	Suffolk County, NY IDA (DDI)[1]	7.250	03/01/2024	4,589,138
7,555,000	Suffolk County, NY IDA (DDI)[1]	8.750	03/01/2023	7,627,679
5,000,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2036	3,410,200
2,630,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	2,574,980
2,900,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.375	01/01/2027	2,262,783
3,745,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.500	01/01/2037	2,701,568
1,310,000	Suffolk County, NY IDA (Family Residences)[1]	6.000	12/01/2019	1,222,806
1,345,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2027	1,357,858
930,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2034	889,824
2,145,000	Suffolk County, NY IDA (Federation of Organizations)[1]	8.125	04/01/2030	2,175,631
2,530,000	Suffolk County, NY IDA (Gurwin Jewish-Phase II)[1]	6.700	05/01/2039	2,425,891
3,185,000	Suffolk County, NY IDA (Huntington First Aid Squad)[1]	6.650	11/01/2017	3,132,256
210,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	12/01/2019	196,022
24 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$995,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000%		10/01/2020	$920,465
3,275,000	Suffolk County, NY IDA (Innovative Realty I)[1]	6.000		11/01/2037	2,314,574
8,600,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000		11/01/2028	7,835,804
4,065,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.550		02/01/2034	3,995,489
7,875,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)[1]	6.375		01/01/2039	5,920,898
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750		11/01/2036	1,667,012
635,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750		11/01/2036	567,588
2,390,000	Suffolk County, NY IDA (New Interdisciplinary School)[1]	6.750		12/01/2019	2,342,630
2,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000		03/01/2026	2,009,500
4,505,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.300		01/01/2013	4,403,052
26,425,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500		01/01/2023	24,795,635
4,800,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	7.200		02/01/2035	4,130,304
2,490,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	8.125		04/01/2030	2,497,470
930,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)[1]	5.250		07/01/2022	790,500
2,540,000	Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville Center)[1]	8.000		04/01/2030	2,567,610
475,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000		10/01/2020	439,418
1,645,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	6.000		12/01/2019	1,535,509
3,255,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	7.875		09/01/2041	3,181,828
740,000	Suffolk County, NY IDA (WORCA)[1]	6.000		10/01/2020	684,567
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	0.000	[9]	06/01/2044	96,534,707
12,075,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	10,167,392
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	23,833,879
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[4]	06/01/2048	7,322,385
3,181,000	Sullivan County, NY Community College COP	5.750		08/15/2025	2,565,985
1,610,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.625		06/01/2013	1,570,523
12,300,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.875		07/01/2022	9,785,757
4,700,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.000		06/01/2019	4,260,691
13,840,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.000		07/01/2037	10,600,748
4,400,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.500		06/01/2025	3,848,768
4,395,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.950		02/01/2035	3,630,666
440,000	Sullivan County, NY IDA (Center for Discovery)[1]	7.250		01/01/2017	438,610
9,965,000	Sullivan County, NY IDA (Center for Discovery)[1]	7.750		02/01/2027	9,657,380
25 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$6,715,000	Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)[1]	8.500%		11/01/2031	$5,921,488
2,385,000	Syracuse, NY Hsg. Authority (Pavilion on James)[1]	7.500		11/01/2042	1,961,925
189,865,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	156,110,800
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)[1]	5.375		01/01/2023	893,060
8,235,000	Syracuse, NY IDA (James Square)	7.197	[4]	08/01/2025	3,288,565
725,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2021	706,621
2,050,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2031	1,861,831
75,000	Taconic Hills, NY (Central School District at Craryville)[1]	5.000		06/15/2026	75,602
40,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800		02/01/2028	41,808
1,460,000	Ulster County, NY IDA (Brooklyn Bottling)[1]	8.600		06/30/2022	1,449,225
185,000	Ulster County, NY Res Rec[1]	5.000		03/01/2020	191,801
3,080,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040	2,639,406
2,040,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.250		06/01/2025	1,963,112
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450		06/01/2040	2,615,161
3,550,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.850		12/01/2031	3,554,189
1,800,000	Wayne County, NY IDA (ARC)[1]	8.375		03/01/2018	1,801,008
20,000	Westchester County, NY GO1	5.375		12/15/2014	20,339
3,340,000	Westchester County, NY IDA (Children’s Village)[1]	6.000		06/01/2022	3,026,641
1,215,000	Westchester County, NY IDA (Clearview School)[1]	7.250		01/01/2035	1,154,882
2,945,000	Westchester County, NY IDA (Field Home)[1]	6.000		08/15/2017	2,793,715
3,335,000	Westchester County, NY IDA (Field Home)[1]	6.500		08/15/2022	3,141,337
1,300,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375		08/01/2024	1,312,883
1,185,000	Westchester County, NY IDA (JDAM)[1]	6.750		04/01/2016	1,188,697
3,325,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.000		01/01/2028	3,118,750
615,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.125		01/01/2018	615,566
1,385,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750		06/01/2029	1,377,272
1,000,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500		11/01/2013	991,620
1,710,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500		11/01/2033	1,466,069
160,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950		08/01/2024	160,120
2,660,000	Westchester County, NY IDA (Winward School)[1]	5.250		10/01/2031	2,532,373
4,475,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2026	4,167,075
59,900,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2038	44,416,449
52,770,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	36,573,304
850,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.250		10/15/2040	786,794
26 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$3,825,000	Yonkers, NY IDA (Hudson Scenic Studio)[1]	6.625%		11/01/2019	$3,575,878
1,525,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500		11/01/2030	1,119,259
2,200,000	Yonkers, NY IDA (St. Joseph’s Hospital)[1]	6.150		03/01/2015	2,156,638
1,275,000	Yonkers, NY IDA (St. Joseph’s Hospital)[1]	8.500		12/30/2013	1,278,035
3,600,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-A1	6.150		03/01/2015	3,529,044
900,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B1	6.150		03/01/2015	882,261
2,740,000	Yonkers, NY IDA (Westchester School)[1]	8.750		12/30/2023	2,741,726
800,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2018	784,416
1,215,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2024	1,079,370

					5,766,120,547

U.S. Possessions—34.7%
825,000	Guam Education Financing Foundation COP[1]	5.000		10/01/2023	777,620
505,000	Guam GO1	5.250		11/15/2037	418,665
6,000,000	Guam GO1	6.750		11/15/2029	6,106,740
10,000,000	Guam GO1	7.000		11/15/2039	10,319,300
300,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	322,788
290,000	Guam Power Authority, Series A1	5.250		10/01/2023	272,487
20,000,000	Guam Power Authority, Series A1	5.250		10/01/2034	18,247,000
5,200,000	Guam Power Authority, Series A1	5.500		10/01/2030	4,956,276
7,700,000	Guam Power Authority, Series A1	5.500		10/01/2040	7,161,385
2,000,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	1,654,360
33,725,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	25,720,371
8,400,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	5,870,592
16,280,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	14,553,832
49,000,000	Puerto Rico Aqueduct & Sewer Authority[5]	5.125		07/01/2047	47,944,050
49,075,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	49,311,051
98,365,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	98,587,305
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	5,011,300
55,650,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	59,485,398
56,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	48,305,823
168,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.627	[4]	05/15/2050	6,035,670
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.165	[4]	05/15/2055	12,910,850
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[4]	05/15/2057	50,686,272
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[4]	05/15/2057	38,436,528
20,000	Puerto Rico Commonwealth GO1	5.000		07/01/2026	20,000
2,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2033	1,816,380
10,230,000	Puerto Rico Commonwealth GO1	5.000		07/01/2034	9,221,731
5,000,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	4,687,800
2,200,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	2,173,028
5,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2027	4,930,850
2,920,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	2,807,989
27 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$14,500,000	Puerto Rico Commonwealth GO1	5.250%		07/01/2031	$13,810,235
10,230,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	9,544,897
43,385,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	39,928,517
5,000,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	4,773,600
7,850,000	Puerto Rico Commonwealth GO1	5.500		07/01/2029	7,894,667
76,300,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	74,262,790
5,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	5,310,250
24,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	24,068,160
33,580,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	33,356,021
10,105,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	10,012,135
15,150,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	14,088,894
60,000,000	Puerto Rico Electric Power Authority, Series UU1	0.724	[10]	07/01/2029	41,122,200
40,000	Puerto Rico HFC[1]	5.100		12/01/2018	40,516
9,515,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	9,105,189
4,845,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2030	4,659,146
3,100,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	3,009,883
4,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2029	4,031,920
270,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	276,134
11,585,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2033	10,521,381
28,870,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	25,191,962
3,885,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450		07/01/2035	3,700,346
6,500,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	6,237,205
3,145,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	2,932,964
2,600,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2023	2,614,950
17,205,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2030	16,545,016
6,795,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2041	6,177,199
92,120,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	79,649,716
125,620,000	Puerto Rico Highway & Transportation Authority, Series N1	0.734	[10]	07/01/2041	69,157,579
74,940,000	Puerto Rico Highway & Transportation Authority, Series N1	0.734	[10]	07/01/2045	40,411,395
16,080,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2032	15,200,424
53,445,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	48,780,320
28 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$26,755,000	Puerto Rico Infrastructure[1]	5.000%		07/01/2031	$24,581,691
6,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	5,389,140
32,490,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	29,182,193
177,645,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	158,009,898
132,890,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	117,379,079
1,295,000	Puerto Rico Infrastructure[1]	5.500		07/01/2026	1,317,546
15,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	15,127,350
16,955,000	Puerto Rico Infrastructure	5.650	[4]	07/01/2029	5,198,233
65,725,000	Puerto Rico Infrastructure	5.730	[4]	07/01/2045	5,527,473
25,000,000	Puerto Rico Infrastructure	5.800	[4]	07/01/2032	5,875,500
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	5,173,309
1,575,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		12/01/2021	1,563,156
5,750,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	5,200,358
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	5,718,548
23,000,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	23,195,500
5,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[2]	6.250		07/01/2026	5,100,850
1,565,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.600		05/01/2014	1,533,559
5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	4,344,375
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750		06/01/2029	4,862,130
500,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2021	500,310
8,000,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2031	7,635,600
4,990,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2025	4,926,278
4,975,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	4,052,486
6,395,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	5,346,220
90,355,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2036	82,710,063
7,500,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2037	6,849,300
18,585,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	18,329,642
121,570,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	116,670,729
120,000	Puerto Rico Public Buildings Authority[1]	5.375		07/01/2033	117,053
1,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2021	1,677,000
7,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	8,129,475
8,000,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	8,630,320
7,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	8,102,850
296,445,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250		08/01/2057	296,569,513
643,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.401	[4]	08/01/2054	34,907,851
221,800,000	Puerto Rico Sales Tax Financing Corp., Series A	5.939	[4]	08/01/2056	10,493,358
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[4]	08/01/2042	3,959,100
29 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$5,775,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500%		08/01/2044	$6,233,535
80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[4]	08/01/2043	9,845,600
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[9]	08/01/2032	28,520,450
2,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	2,426,325
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.375		08/01/2036	4,001,200
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750		08/01/2057	98,529,565
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	1,519,165
4,525,000	University of Puerto Rico[1]	5.000		06/01/2026	4,283,320
5,280,000	University of Puerto Rico, Series P1	5.000		06/01/2030	4,804,008
24,375,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	22,177,594
65,780,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	57,249,650
9,230,000	University of V.I., Series A1	5.375		06/01/2034	8,757,978
2,040,000	University of V.I., Series A1	6.250		12/01/2029	2,068,540
3,650,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500		07/01/2021	3,602,331
10,000	V.I. HFA, Series A1	6.450		03/01/2016	10,018
10,000,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2031	9,042,000
550,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2033	489,055
19,233,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500		07/01/2021	18,968,162
11,700,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875		07/01/2022	10,901,007
8,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	7,607,120
750,000	V.I. Public Finance Authority, Series A1	5.250		10/01/2024	755,393
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[4]	05/15/2035	1,369,296

					2,512,217,400

Total Investments, at Value (Cost $9,266,457,328)—114.2%					8,278,337,947
Liabilities in Excess of Other Assets—(14.2)					(1,031,285,503)

Net Assets—100.0%					$7,247,052,444

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See Note 1 of the accompanying Notes.

3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

6.	Security is subject to a shortfall and forbearance agreement. See Note 1 of the accompanying Notes.

7.	Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of the accompanying Notes.
30 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
8.	Subject to a forbearance agreement. Rate shown is current rate. See Note 1 of the accompanying Notes.

9.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10.	Represents the current interest rate for a variable or increasing rate security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$5,765,895,480	$225,067	$5,766,120,547
U.S. Possessions	—	2,512,217,400	—	2,512,217,400

Total Assets	$—	$8,278,112,880	$225,067	$8,278,337,947

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CCRC	Continuing Care Retirement Community
CFGA	Child and Family Guidance Assoc.
CHSLI	Catholic Health Services of Long Island
CNGCS	Central Nassau Guidance and Counseling Services
COP	Certificates of Participation
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FREE	Family Residences and Essential Enterprises
GJSR	Gurwin Jewish Senior Residences
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HH	Harmony Heights, Inc.
31 | ROCHESTER FUND MUNICIPALS

HHS	Harmony Heights School
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC	Jewish Community Center
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LGSC	Local Government Services Corp.
LIHIA	Long Island Head Injury Assoc.
LILCO	Long Island Lighting Corp.
LVH	Little Village House
MCH	Maryhaven Center of Hope
MMC	Mercy Medical Center
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds
ROLs	Residual Option Longs
Res Rec	Resource Recovery Facility
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSB	Schuyler Community Services Board
SFH	St. Francis Hospital
SFTU	Services for the Underserved
SMCFS	St. Mary’s Children and Family Services
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UDC	Urban Devel. Corp.
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
32 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited

June 30, 2011

Assets
Investments, at value (cost $9,266,457,328)—see accompanying statement of investments	$8,278,337,947
Cash	1,928,599
Receivables and other assets:
Interest	132,761,164
Shares of beneficial interest sold	5,281,690
Investments sold	2,843,500
Other	1,553,852

Total assets	8,422,706,752

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	1,067,945,000
Payable on borrowings (See Note 5)	65,900,000
Investments purchased on a when-issued or delayed delivery basis	14,661,763
Shares of beneficial interest redeemed	12,104,267
Dividends	9,682,595
Distribution and service plan fees	2,861,095
Trustees’ compensation	1,815,307
Transfer and shareholder servicing agent fees	241,479
Shareholder communications	158,721
Interest expense on borrowings	4,466
Other	279,615

Total liabilities	1,175,654,308

Net Assets	$7,247,052,444

Composition of Net Assets
Paid-in capital	$9,089,078,286
Accumulated net investment income	55,235,227
Accumulated net realized loss on investments	(909,141,688)
Net unrealized depreciation on investments	(988,119,381)

Net Assets	$7,247,052,444

33 | ROCHESTER FUND MUNICIPALS

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,946,913,477 and 386,362,791 shares of beneficial interest outstanding)	$15.39
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$16.16

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $146,598,602 and 9,534,811 shares of beneficial interest outstanding)	$15.38

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,039,520,364 and 67,653,533 shares of beneficial interest outstanding)	$15.37

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $114,020,001 and 7,407,828 shares of beneficial interest outstanding)	$15.39
See accompanying Notes to Financial Statements.
34 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2011

Investment Income
Interest	$278,186,426

Expenses
Management fees	16,336,976
Distribution and service plan fees:
Class A	4,306,703
Class B	769,832
Class C	5,091,491
Transfer and shareholder servicing agent fees:
Class A	985,565
Class B	95,852
Class C	279,105
Class Y	29,457
Shareholder communications:
Class A	105,276
Class B	10,893
Class C	27,179
Class Y	1,735
Interest expense and fees on short-term floating rate notes issued (See Note 1)	5,775,603
Borrowing fees	2,349,354
Accounting service fees	1,062,663
Trustees’ compensation	114,241
Interest expense on borrowings	111,145
Custodian fees and expenses	54,190
Administration service fees	750
Other	251,583

Total expenses	37,759,593
Less waivers and reimbursements of expenses	(19,466)

Net expenses	37,740,127

Net Investment Income	240,446,299

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(109,876,205)
Net change in unrealized appreciation/depreciation on investments	145,976,323

Net Increase in Net Assets Resulting from Operations	$276,546,417

See accompanying Notes to Financial Statements.
35 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2011	December 31,
	(Unaudited)	2010

Operations
Net investment income	$240,446,299	$503,957,876
Net realized gain (loss)	(109,876,205)	107,406,478
Net change in unrealized appreciation/depreciation	145,976,323	(289,610,448)

Net increase in net assets resulting from operations	276,546,417	321,753,906

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(221,353,102)	(418,716,525)
Class B	(5,150,995)	(11,118,280)
Class C	(34,470,624)	(64,982,829)
Class Y	(3,805,541)	(6,054,918)

	(264,780,262)	(500,872,552)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(358,108,608)	(470,847,309)
Class B	(34,011,655)	(62,951,925)
Class C	(81,384,404)	(103,907,672)
Class Y	12,096,740	39,395,133

	(461,407,927)	(598,311,773)

Net Assets
Total decrease	(449,641,772)	(777,430,419)
Beginning of period	7,696,694,216	8,474,124,635

End of period (including accumulated net investment income of $55,235,227 and $79,569,190, respectively)	$7,247,052,444	$7,696,694,216

See accompanying Notes to Financial Statements.
36 | ROCHESTER FUND MUNICIPALS

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended June 30, 2011

Cash Flows from Operating Activities
Net increase in net assets from operations	$276,546,417
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(372,129,042)
Proceeds from disposition of investment securities	1,221,946,242
Short-term investment securities, net	81,824,114
Premium amortization	3,379,797
Discount accretion	(35,192,636)
Net realized loss on investments	109,876,205
Net change in unrealized appreciation/depreciation on investments	(145,976,323)
Change in assets:
Decrease in interest receivable	18,928,124
Decrease in receivable for securities sold	2,671,500
Increase in other assets	(1,190,230)
Change in liabilities:
Decrease in other liabilities	(1,256,592)
Decrease in payable for securities purchased	(21,441,230)

Net cash provided by operating activities	1,137,986,346

Cash Flows from Financing Activities
Proceeds from bank borrowings	498,700,000
Payments on bank borrowings	(660,600,000)
Payments on short-term floating rate notes issued	(247,950,000)
Proceeds from shares sold	312,837,231
Payments on shares redeemed	(971,113,326)
Cash distributions paid	(74,264,836)

Net cash used in financing activities	(1,142,390,931)
Net decrease in cash	(4,404,585)
Cash, beginning balance	6,333,184

Cash, ending balance	$1,928,599

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $180,835,326.
Cash paid for interest on bank borrowings—$140,615.
Cash paid for interest on short-term floating rate notes issued—$5,775,603.
See accompanying Notes to Financial Statements.
37 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2011			Year Ended December 31,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.33	$15.70	$11.54	$17.67	$18.82	$18.28
Income (loss) from investment operations:
Net investment income[1]	.51	.98	.98	.94	.88	.93
Net realized and unrealized gain (loss)	.09	(.38)	4.09	(6.19)	(1.17)	.55

Total from investment operations	.60	.60	5.07	(5.25)	(.29)	1.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.54)	(.97)	(.91)	(.88)	(.86)	(.94)

Net asset value, end of period	$15.39	$15.33	$15.70	$11.54	$17.67	$18.82

Total Return, at Net Asset Value[2]	4.24%	3.63%	45.07%	(30.84)%	(1.59)%	8.33%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$5,947	$6,295	$6,913	$5,158	$8,541	$7,979

Average net assets (in millions)	$5,850	$7,013	$6,360	$7,688	$8,598	$6,836

Ratios to average net assets:[3]
Net investment income	6.95%	6.01%	6.96%	5.96%	4.78%	5.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.69%	0.67%	0.70%	0.70%	0.67%	0.68%
Interest and fees from borrowings	0.07%	0.08%	0.45%	0.22%	0.05%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.16%	0.18%	0.27%	0.68%	0.71%	0.62%

Total expenses	0.92%	0.93%	1.42%	1.60%	1.43%	1.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.92%	0.93%	1.42%	1.60%	1.43%	1.34%

Portfolio turnover rate	5%	7%	8%	23%	28%	17%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
38 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2011			Year Ended December 31,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.31	$15.68	$11.53	$17.66	$18.80	$18.26

Income (loss) from investment operations:
Net investment income[1]	.44	.82	.85	.80	.72	.78
Net realized and unrealized gain (loss)	.11	(.37)	4.07	(6.19)	(1.16)	.54

Total from investment operations	.55	.45	4.92	(5.39)	(.44)	1.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.48)	(.82)	(.77)	(.74)	(.70)	(.78)

Net asset value, end of period	$15.38	$15.31	$15.68	$11.53	$17.66	$18.80

Total Return, at Net Asset Value[2]	3.83%	2.67%	43.66%	(31.50)%	(2.41)%	7.39%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$147	$181	$246	$237	$591	$906

Average net assets (in millions)	$155	$220	$248	$424	$745	$925

Ratios to average net assets:[3]
Net investment income	6.00%	5.07%	6.05%	4.99%	3.88%	4.20%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.64%	1.62%	1.67%	1.58%	1.57%	1.56%
Interest and fees from borrowings	0.07%	0.08%	0.45%	0.22%	0.05%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.16%	0.18%	0.27%	0.68%	0.71%	0.62%

Total expenses	1.87%	1.88%	2.39%	2.48%	2.33%	2.22%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.87%	1.88%	2.39%	2.48%	2.33%	2.22%

Portfolio turnover rate	5%	7%	8%	23%	28%	17%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
39 | ROCHESTER FUND MUNICIPALS

	Six Months
	Ended
	June 30, 2011			Year Ended December 31,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.30	$15.67	$11.52	$17.65	$18.79	$18.25

Income (loss) from investment operations:
Net investment income[1]	.45	.83	.86	.80	.71	.76
Net realized and unrealized gain (loss)	.10	(.37)	4.07	(6.19)	(1.15)	.56

Total from investment operations	.55	.46	4.93	(5.39)	(.44)	1.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.48)	(.83)	(.78)	(.74)	(.70)	(.78)

Net asset value, end of period	$15.37	$15.30	$15.67	$11.52	$17.65	$18.79

Total Return, at Net Asset Value[2]	3.87%	2.75%	43.82%	(31.49)%	(2.39)%	7.40%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,039	$1,120	$1,250	$905	$1,514	$1,256

Average net assets (in millions)	$1,026	$1,271	$1,131	$1,350	$1,492	$956

Ratios to average net assets:[3]
Net investment income	6.07%	5.14%	6.09%	5.09%	3.90%	4.15%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.56%	1.54%	1.57%	1.57%	1.54%	1.54%
Interest and fees from borrowings	0.07%	0.08%	0.45%	0.22%	0.05%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.16%	0.18%	0.27%	0.68%	0.71%	0.62%

Total expenses	1.79%	1.80%	2.29%	2.47%	2.30%	2.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.79%	1.80%	2.29%	2.47%	2.30%	2.20%

Portfolio turnover rate	5%	7%	8%	23%	28%	17%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
40 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2011			Year Ended December 31,
Class Y	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.33	$15.69	$11.54	$17.67	$18.82	$18.28

Income (loss) from investment operations:
Net investment income[1]	.52	.99	1.00	.96	.89	.95
Net realized and unrealized gain (loss)	.09	(.36)	4.08	(6.19)	(1.15)	.55

Total from investment operations	.61	.63	5.08	(5.23)	(.26)	1.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.55)	(.99)	(.93)	(.90)	(.89)	(.96)

Net asset value, end of period	$15.39	$15.33	$15.69	$11.54	$17.67	$18.82

Total Return, at Net Asset Value[2]	4.30%	3.84%	45.18%	(30.74)%	(1.44)%	8.45%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$114	$101	$65	$44	$56	$22

Average net assets (in millions)	$99	$100	$57	$61	$44	$16

Ratios to average net assets:[3]
Net investment income	7.09%	6.14%	7.09%	6.14%	4.91%	5.14%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.57%	0.54%	0.55%	0.57%	0.51%	0.56%
Interest and fees from borrowings	0.07%	0.08%	0.45%	0.22%	0.05%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.16%	0.18%	0.27%	0.68%	0.71%	0.62%

Total expenses	0.80%	0.80%	1.27%	1.47%	1.27%	1.22%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.80%	1.27%	1.47%	1.27%	1.22%

Portfolio turnover rate	5%	7%	8%	23%	28%	17%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
41 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Rochester Fund Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders’ capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is
42 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
43 | ROCHESTER FUND MUNICIPALS

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$14,661,763
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $1,067,945,000 as of June 30, 2011, which represents 12.68% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate
44 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At June 30, 2011, municipal bond holdings with a value of $1,724,637,549 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $1,067,945,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At June 30, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$23,960,000	NY Austin Trust Various States Inverse Certificates	7.949%	11/1/38	$22,207,805
16,400,000	NY Austin Trust Various States Inverse Certificates	11.846	7/1/48	17,459,932
31,175,000	NY Liberty Devel. Corp. (One Bryant Park) ROLs[3]	10.720	1/15/46	32,679,817
7,500,000	NY Liberty Devel. Corp. ROLs[3]	9.582	1/15/44	7,231,650
8,770,000	NY MTA ROLs[3]	20.153	11/15/30	8,693,087
6,615,000	NY Triborough Bridge & Tunnel Authority ROLs[3]	21.688	1/1/27	7,087,311
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.478	12/1/27	15,556,801
7,700,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.060	12/1/34	6,672,512
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.273	10/1/30	24,323,907
5,605,000	NYC GO DRIVERS	10.286	12/1/33	5,758,409
5,460,000	NYC GO DRIVERS	9.332	8/1/30	5,745,340
45 | ROCHESTER FUND MUNICIPALS

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,430,000	NYC GO DRIVERS	10.286%	8/1/35	$2,496,290
5,745,000	NYC GO DRIVERS	10.285	3/1/35	5,886,672
5,000,000	NYC GO ROLs	19.182	3/1/21	7,832,200
3,490,000	NYC HDC (Multifamily Hsg.) DRIVERS	15.444	11/1/42	3,530,624
920,000	NYC HDC (Multifamily Hsg.) DRIVERS	13.394	11/1/26	930,488
810,000	NYC HDC (Multifamily Hsg.) DRIVERS	13.770	11/1/27	821,154
1,000,000	NYC HDC (Multifamily Hsg.) DRIVERS	13.819	11/1/32	988,990
1,165,000	NYC HDC (Multifamily Hsg.) DRIVERS	13.458	11/1/37	1,062,666
1,560,000	NYC HDC (Multifamily Hsg.) DRIVERS	13.605	11/1/39	1,372,472
2,790,000	NYC HDC (Multifamily Hsg.) DRIVERS	13.811	5/1/40	2,586,274
775,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	19.897	11/1/34	859,072
710,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	20.161	11/1/39	811,899
2,730,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	20.750	11/1/46	3,008,351
2,680,000	NYC HDC (Multifamily Hsg.) DRIVERS	14.038	11/1/40	2,572,184
3,955,000	NYC HDC (Multifamily Hsg.) ROLs[3]	16.644	11/1/30	4,109,443
11,830,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs[3]	13.012	5/1/49	11,627,352
4,935,000	NYC Municipal Water Finance Authority ROLs	18.448	6/15/39	5,126,281
8,205,000	NYS DA (Memorial Sloan-Kettering) DRIVERS	10.284	7/1/35	8,345,059
5,265,000	NYS DA (Vassar College) DRIVERS	10.282	7/1/46	5,352,294
3,410,000	NYS HFA ROLs[3]	15.033	11/1/45	3,346,267
3,750,000	Port Authority NY/NJ ROLs[3]	22.043	9/15/28	4,775,100
4,895,000	Port Authority NY/NJ, 11588th Series ROLs	16.807	10/15/27	5,076,017
3,580,000	Port Authority NY/NJ, 11588th Series ROLs	15.879	10/15/28	3,390,761
5,500,000	Port Authority NY/NJ, 11588th Series ROLs	16.816	10/15/32	5,253,820
9,090,000	Port Authority NY/NJ, 11589th Series ROLs	12.471	9/1/29	7,865,032
11,880,000	Port Authority NY/NJ, 136th Series DRIVERS	8.232	11/1/28	12,351,636
11,430,000	Port Authority NY/NJ, 136th Series DRIVERS	10.251	11/1/29	12,038,533
11,015,000	Port Authority NY/NJ, 136th Series DRIVERS	13.811	5/1/34	11,096,621
13,000,000	Port Authority NY/NJ, 138th Series DRIVERS	8.737	12/1/34	11,780,340
24,005,000	Port Authority NY/NJ, 151st Series DRIVERS	15.716	3/15/35	26,588,898
4,570,000	Port Authority NY/NJ, 152nd Series DRIVERS	14.208	5/1/38	4,643,211
10,755,000	Port Authority NY/NJ, 166th Series RIBS	9.380	1/15/41	11,371,369
20,000,000	Port Authority NY/NJ, 3090th Series DRIVERS	9.758	11/1/35	20,558,800
7,500,000	Port Authority NY/NJ, 3114th Series DRIVERS	15.734	11/1/30	8,922,900
30,970,000	Port Authority NY/NJ, 3114th Series DRIVERS	9.758	11/1/35	31,835,302
3,335,000	Port Authority NY/NJ, 3115th Series DRIVERS	15.727	3/15/35	3,693,979
7,500,000	Port Authority NY/NJ, 3249th Series ROLs[3]	9.976	7/15/36	8,334,750
7,650,000	Port Authority NY/NJ, 3264th Series ROLs[3]	9.470	10/15/31	8,329,626
10,125,000	Port Authority NY/NJ, 3266th Series[3]	9.480	7/15/39	10,710,630
25,330,000	Port Authority NY/NJ, 37th Series DRIVERS	9.748	7/15/34	25,920,696
4,750,000	Puerto Rico Aqueduct & Sewer Authority ROLs[3]	18.375	7/1/47	4,340,550
15,000,000	Puerto Rico Aqueduct & Sewer Authority ROLs	9.632	7/1/47	14,353,500
74,115,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	19.031	8/1/57	74,239,513
23,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	21.176	8/1/57	27,099,565
18,135,000	SONYMA ROLs[3]	7.721	10/1/34	17,276,852
5,405,000	SONYMA ROLs[3]	14.482	4/1/29	5,406,622
3,185,000	SONYMA ROLs[3]	14.562	4/1/29	3,185,191
3,490,000	SONYMA ROLs[3]	14.861	4/1/29	3,491,047
7,635,000	SONYMA ROLs[3]	14.447	4/1/34	7,186,062
46 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$7,965,000	SONYMA ROLs[3]	14.579%	10/1/28	$7,965,956
3,175,000	SONYMA ROLs[3]	13.810	10/1/26	3,179,763
5,675,000	SONYMA ROLs[3]	9.155	10/1/37	5,096,037
11,505,000	SONYMA ROLs[3]	8.767	10/1/31	10,293,754
10,590,000	SONYMA ROLs[3]	8.862	10/1/37	8,558,414
1,685,000	SONYMA, Series 145 DRIVERS	13.773	10/1/37	1,609,276
650,000	SONYMA, Series 148 DRIVERS	13.908	10/1/27	658,639
2,125,000	SONYMA, Series 148 DRIVERS	14.016	10/1/32	2,131,184

				$656,692,549

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $600,700,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2011 is as follows:

Cost	$16,843,134
Market Value	$12,595,632
Market Value as a % of Net Assets	0.17%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of June 30, 2011, securities with an aggregate market value of $1,088,655, representing 0.02% of the Fund’s net assets, were subject to these forbearance agreements.
47 | ROCHESTER FUND MUNICIPALS

Interest payments of $74,788 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2010, the Fund utilized $82,464,272 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2010, the Fund had unused capital loss carryforwards as follows:

Expiring

2016	$443,946,792
2017	324,022,087

Total	$767,968,879

As of June 30, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $877,845,084, of which $109,876,205 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
48 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$9,329,550,638 [1]

Gross unrealized appreciation	$185,204,903
Gross unrealized depreciation	(1,237,407,065)

Net unrealized depreciation	$(1,052,202,162)

1.	The Federal tax cost of securities does not include cost of $989,471, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended June 30, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$46,099
Payments Made to Retired Trustees	142,226
Accumulated Liability as of June 30, 2011	1,428,795
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral
49 | ROCHESTER FUND MUNICIPALS

by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
50 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	15,300,941	$219,878,906	38,467,717	$625,354,867
Dividends and/or distributions reinvested	9,447,171	148,709,315	16,612,352	269,611,844
Redeemed	(49,032,513)	(726,696,829)	(84,858,562)	(1,365,814,020)

Net decrease	(24,284,401)	$(358,108,608)	(29,778,493)	$(470,847,309)

Class B
Sold	314,372	$4,422,379	1,128,811	$18,352,363
Dividends and/or distributions reinvested	243,024	3,890,120	484,918	7,859,585
Redeemed	(2,845,852)	(42,324,154)	(5,512,809)	(89,163,873)

Net decrease	(2,288,456)	$(34,011,655)	(3,899,080)	$(62,951,925)

Class C
Sold	2,932,178	$40,398,196	8,509,316	$138,036,770
Dividends and/or distributions reinvested	1,488,053	25,456,762	2,960,215	47,982,936
Redeemed	(9,942,407)	(147,239,362)	(18,070,599)	(289,927,378)

Net decrease	(5,522,176)	$(81,384,404)	(6,601,068)	$(103,907,672)

Class Y
Sold	3,249,088	$47,310,061	3,832,057	$61,864,893
Dividends and/or distributions reinvested	158,367	2,779,129	275,265	4,468,978
Redeemed	(2,563,997)	(37,992,450)	(1,673,355)	(26,938,738)

Net increase	843,458	$12,096,740	2,433,967	$39,395,133

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$372,129,042	$1,221,946,242
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:
51 | ROCHESTER FUND MUNICIPALS

Fee Schedule

Up to $100 million	0.54%
Next $150 million	0.52
Next $1.75 billion	0.47
Next $3 billion	0.46
Next $3 billion	0.45
Next $6 billion	0.44
Over $14 billion	0.42
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2011, the Fund paid $1,062,663 to the Manager for accounting services.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2011, the Fund paid $1,427,884 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
52 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2011 were as follows:

Class B	$32,488,018
Class C	33,553,615
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

June 30, 2011	$352,759	$97,748	$202,552	$54,921
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended June 30, 2011, the Manager reimbursed the Fund $19,466 for legal costs and fees.
     Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
53 | ROCHESTER FUND MUNICIPALS

     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1 (Inverse Floating Rate Securities). The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.148% as of June 30, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended June 30, 2011 equal 0.07% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of June 30, 2011, the Fund had borrowings outstanding at an interest rate of 0.148%. Details of the borrowings for the six months ended June 30, 2011 are as follows:

Average Daily Loan Balance	$87,827,627
Average Daily Interest Rate	0.227%
Fees Paid	$3,307,183
Interest Paid	$140,615
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a
54 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Reverse Repurchase Agreements Continued
higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended June 30, 2011 are included in expenses on the Fund’s Statement of Operations and equal 0.02% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counter-party may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended June 30, 2011.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds — including the Fund — advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees
55 | ROCHESTER FUND MUNICIPALS

of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the outstanding lawsuits relating to the Fund, nor any other lawsuits outstanding against Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
57 | ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
58 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Associate Portfolio Manager
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firms	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
59 | ROCHESTER FUND MUNICIPALS

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit opppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
60 | ROCHESTER FUND MUNICIPALS

PRIVACY POLICY NOTICE Unaudited
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
61 | ROCHESTER FUND MUNICIPALS

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Rochester Fund Municipals

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	08/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	08/10/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	08/10/2011